Consolidated Statement of Comprehensive Income/(loss) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit of the period	$ 3,236	$ 2,655
Other comprehensive income/(loss): items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits		3
Other comprehensive income/(loss) that will not be reclassified to profit or loss, net of tax		3
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,736)	3,574
Effective portion of changes in fair value of net investment hedges	673	(95)
Cash flow hedges recognized in equity	346	(497)
Cash flow hedges reclassified from equity to profit or loss	(3)	(103)
Other comprehensive income/(loss) that will be reclassified to profit or loss net of tax	(4,721)	2,879
Other comprehensive income/(loss), net of tax	(4,721)	2,882
Total comprehensive income/(loss)	(1,485)	5,538
Attributable to:
Equity holders of AB InBev	(1,668)	5,049
Non-controlling interest	$ 184	$ 488